UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolio
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund
INSTITUTIONAL CLASS (FARIX)
SUPER INSTITUTIONAL CLASS (FARYX)

SEMI‐ANNUAL REPORT TO SHAREHOLDERS
DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.fulcrumassetfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Fund toll-free at 1-855-538-5278.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund’s, you can call the Fund’s toll-free at 1-855-538-5278 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to the Fund held in your account if you invest through your financial intermediary.

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st to December 31st 2018

2018 started well for equities and badly for government bonds as economic activity firmed and central banks maintained a hawkish bias, but ended in almost exactly the opposite way it had started, with a sharp sell-off in equities and rally in government bonds.

The middle of the year saw European and emerging markets suffer as growth rates continued to slow, the US dollar remained strong and President Trump’s trade wars escalated further. Trade tensions and a domestic deleveraging policy drove Chinese markets1 down 8.5%, making it the worst performing market of the third quarter despite expansionary monetary and fiscal policy. In contrast, US equities2 were reaching new highs for the year (+9.9% at the end of the third quarter).

The final quarter of 2018 became the 5th worst quarter for global equities3 in over 30 years, losing 13.7% with US markets2 leading the sharp sell-off (-14.0%). Fears over a Fed policy mistake, sharply slowing global growth and an impending government shutdown in Washington rattled investors. 90% of assets across equities, property, commodities, credit, emerging markets and bonds ended the year with negative total returns in dollar terms. The main exception to this was US government bonds, which rallied powerfully in December as the Fed hiked rates for the fourth time in 2018. However, it also hinted towards a pause in its rate-hiking cycle given slowing global growth, tighter US financial conditions, fading fiscal impulse and recent falls in US survey and inflation data.

On the political front, the issue of Brexit came to dominate the UK’s concerns both politically and financially. The approaching exit from the European Union continued to cause uncertainty in the markets. However, the Bank of England’s upbeat assessment of the economy and continued negotiations for a deal with the EU offered a positive outlook for the UK.

With the turbulences of the last two quarters, 2018 concluded as the worst year ever for broad asset returns according to research by Deutsche Bank with data going back to 1901.

Fund Performance

From July 1, 2018 to December 31, 2018, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of -2.73%.

The strategy was affected by the severe equity sell-off in the final quarter, while the initial lack of upward movement in global bonds and a further drop in energy prices prevented the typical defensive portfolio diversifiers from being as effective as usual. Our hedging program helped offset some losses but directional equity exposures remained the largest detractor.

The positive side of the portfolio performance was driven by our relative value ideas across equities, currencies, and fixed income. Our technology disruption theme, which focuses equally on both the winners and losers from the evolution of technology, was a major contributor with all components working steadily through the period. Strategies with more of a defensive bias also performed well, such as our long US vs German 10 Year bond position and our equity dispersion idea, which benefited from rising volatility. Within currencies, our exposures to emerging markets currencies in Latin America, South Africa, and South vs North Asia also added to returns.

We continue to run higher risks in thematic relative value ideas, which by design have a lower sensitivity to the overall direction of traditional assets.

1: MSCI China Index (USD) measures the performance of 85% China equity universe, capturing large and mid cap representation across China H shares, B shares, Red chips, P chips and foreign listings (source: MSCI)
2: S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)
3: MSCI World Index measures the equity market performance of developed markets (Source: MSCI)

Must be Preceded or Accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

It is not possible to invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
Expense Example
December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)
Institutional Class
Actual Fund Return	$1,000.00	$972.70	1.11%	$5.52
Hypothetical 5% Return	$1,000.00	$1,019.61	1.11%	$5.65
Super Institutional Class
Actual Fund Return	$1,000.00	$973.90	1.08%	$5.37
Hypothetical 5% Return	$1,000.00	$1,019.76	1.08%	$5.50

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options
December 31, 2018 (Unaudited)

*
Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Risk Contribution
December 31, 2018 (Unaudited)

Individual Risk1 Exposure by Strategy

1
Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 12/31/2018. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

2	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.
3	Portfolio Realized Risk - as measured by daily realized volatility of the portfolio from 7/01/18 to 12/31/18.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

COMMON STOCKS - 0.5%	Shares	Value
Home Builders
DR Horton, Inc.	1,667	$57,778
KB Home	5,989	114,390
Lennar Corp.	2,870	112,360
LGI Homes, Inc. (1)	2,792	126,254
MDC Holdings, Inc.	2,190	61,561
Meritage Homes Corp. (1)	3,184	116,916
NVR, Inc. (1)	25	60,925
PulteGroup, Inc.	2,296	59,673
Taylor Morrison Home Corp. (1)	3,575	56,843
Toll Brothers, Inc.	3,134	103,203
TRI Pointe Group, Inc. (1)	10,120	110,612
TOTAL COMMON STOCKS (Cost $1,008,687)		980,515

PURCHASED OPTIONS AND WARRANTS - 4.2%	Contracts	Notional	Value
Call Options Purchased - 0.1%
E-mini S&P 500 Feb 19 Futures at $2,650, February 15, 2019	49	6,137,863 USD	49,245
E-mini S&P 500 Feb 19 Futures at $2,650, February 28, 2019	49	6,137,863 USD	62,230
Crude Oil Dec 19 Futures at $100, October 28, 2019 (2)	30	1,654,200 USD	4,200
Crude Oil Dec 19 Futures at $90, October 28, 2019 (2)	30	1,654,200 USD	10,200
Crude Oil Dec 21 Futures at $90, October 26, 2021 (2)	30	1,724,400 USD	35,400
Crude Oil Dec 21 Futures at $100, October 26, 2021 (2)	30	1,724,400 USD	17,400
Total Call Options Purchased (Premiums Paid $384,632)			178,675

Put Options Purchased - 0.0%
CBOE Volatility Index (VIX) at $15, January 16, 2019	754	1,916,668 USD	1,885
iPath S&P 500 VIX Short-Term Futures ETN at $25, January 18, 2019	807	3,783,216 USD	404
Total Put Options Purchased (Premiums Paid $151,008)			2,289

Currency Options Purchased - 0.6%	Counterparty
USD Call / CNH Put at $7.05, January 18, 2019	JPM		32,724,000 USD	10,275
USD Call / CNH Knock-Out Put at $7.00, January 18, 2019 (3)	JPM		18,109,000 USD	6,211
USD Put / JPY Call at $109.80, January 31, 2019	JPM		36,957,000 USD	437,460
USD Put / JPY Call at $109.58, February 28, 2019	JPM		15,399,000 USD	238,346
USD Put / JPY Call at $111.00, December 13, 2019	JPM		15,476,000 USD	286,213
Total Currency Options (Premiums Paid $698,276)				978,505

Warrants - 3.5% (4)
DAX Index Dispersion Warrants
Effective: 08/03/2018, Expiration: 06/21/2019, Strike: 17.69%	Societe Generale	3,530	353,000 EUR	471,306
Euro STOXX 50 Index Dispersion Warrants
Effective: 02/02/2018, Expiration: 03/15/2019, Strike: 17.70%	Goldman Sachs	671	671,000 EUR	964,789
Effective: 04/25/2018, Expiration: 06/21/2019, Strike: 16.61%	Morgan Stanley	440	440,000 EUR	562,458
Effective: 06/19/2018, Expiration: 06/21/2019, Strike: 16.81%	JPM	6	600,000 EUR	831,601
Effective: 10/04/2018, Expiration: 12/20/2019, Strike: 16.50%	HSBC Bank Plc	520	520,000 EUR	742,450
Effective: 10/18/2018, Expiration: 12/20/2019, Strike: 16.81%	JPM	6	600,000 EUR	839,620
S&P 500 Index Dispersion Warrants
Effective: 11/26/2018, Expiration: 01/17/2020, Strike: 18.86%	JPM	9	900,000 USD	867,641
Effective: 12/13/2018, Expiration: 01/17/2020, Strike: 19.12%	JPM	6	600,000 USD	551,244
Swiss Market Index Dispersion Warrant
Effective: 03/16/2018, Expiration: 06/21/2019, Strike: 15.64%	Morgan Stanley	500	500,000 CHF	473,766
Total Warrants (Cost $5,818,688)				6,304,875

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $7,052,604)				7,464,344

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 52.7%	Principal
Foreign Government Obligations - 50.9% (5)(6)	Amount	Value
France Treasury Bills
(0.706%), 02/13/2019	5,200,000 EUR	$5,962,731
(0.609%), 02/27/2019	5,400,000 EUR	6,193,824
(0.656%), 03/13/2019	6,000,000 EUR	6,883,463
(0.602%), 03/27/2019	1,200,000 EUR	1,377,115
(0.749%), 04/25/2019	2,900,000 EUR	3,328,070
(0.720%), 05/22/2019	2,450,000 EUR	2,812,755
Japan Treasury Discount Bills
(0.163%), 03/11/2019	6,304,800,000 JPY	57,539,835
United Kingdom Treasury Gilt
0.573%, 03/07/2019	5,600,000 GBP	7,184,875
Total Foreign Government Obligations (Cost $90,688,765)		91,282,668

United States Treasury Bills - 1.8% (6)
2.377%, 04/04/2019	3,300,000 USD	3,279,167
Total United States Treasury Bills (Cost $3,279,976)		3,279,167

TOTAL SHORT-TERM INVESTMENTS (Cost $93,968,741)		94,561,835

UNITED STATES TREASURY BOND - 14.7%
United States Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	27,008,459 USD	26,457,386
TOTAL UNITED STATES TREASURY BOND (Cost $26,356,764)		26,457,386

Investments, at value (Cost $128,386,796) - 72.1%		129,464,080
Other Assets in Excess of Liabilities - 27.9%		50,092,022
TOTAL NET ASSETS - 100.00%		$179,556,102

(1)	Non-income producing security.
(2)	Position held in subsidiary.
(3)	Option includes a knock-out barrier at $7.25. The option can no longer be exercised if trades at or above the level during market hours on or before expiration.
(4)
The payout of the dispersion warrants is calculated on the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(5)	Foreign issued security.
(6)	Rate quoted is effective yield of position.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

WRITTEN OPTIONS - (0.3%)	Contracts	Notional	Value
Call Options Written - (0.0%)
E-mini S&P 500 Feb 19 Futures at $2,740, February 15, 2019	(49)	(6,137,863) USD	$(14,945)
E-mini S&P 500 Feb 19 Futures at $2,765, February 15, 2019	(61)	(7,641,013) USD	(12,962)
E-mini S&P 500 Feb 19 Futures at $2,740, February 28, 2019	(49)	(6,137,863) USD	(22,295)
E-mini S&P 500 Feb 19 Futures at $2,765, February 28, 2019	(61)	(7,641,013) USD	(20,435)
Total Call Options Written (Premiums Received $67,338)			(70,637)

Put Options Written - (0.3%)
CBOE Volatility Index (VIX) at $13, January 16, 2019	(754)	(1,916,668) USD	(1,885)
E-mini S&P 500 Jan 19 Futures at $2,500, January 31, 2019	(108)	(13,528,350) USD	(347,220)
E-mini S&P 500 Feb 19 Futures at $2,500, February 28, 2019	(46)	(5,762,075) USD	(196,420)
iPath S&P 500 VIX Short-Term Futures ETN at $23, January 18, 2019	(807)	(3,783,216) USD	(404)
Total Put Options Written (Premiums Received $413,191)			(545,929)

Currency Options Written - (0.0%)	Counterparty	Notional
USD Call / CNH Put at $7.150, January 18, 2019	JPM	(32,724,000) USD	(3,665)
Total Put Options Written (Premiums Received $161,532)			(3,665)

TOTAL WRITTEN OPTIONS (Premiums Received $642,061)			$(620,231)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	December 31, 2018	Received	Amount	December 31, 2018	Gain/(Loss)
01/16/2019	EUR	4,500,000	$5,163,032	USD	5,276,543	$5,276,543	$113,511
01/16/2019	USD	5,147,047	5,147,047	EUR	4,500,000	5,163,032	15,985
01/30/2019	EUR	5,000,000	5,744,023	USD	5,870,954	5,870,954	126,931
01/30/2019	USD	5,724,705	5,724,705	EUR	5,000,000	5,744,023	19,318
01/31/2019	EUR	23,490,773	26,988,413	GBP	21,129,246	26,975,170	(13,243)
01/31/2019	EUR	21,830,145	25,080,527	USD	24,929,492	24,929,492	(151,035)
01/31/2019	GBP	6,713,000	8,570,316	EUR	7,430,550	8,536,916	(33,400)
01/31/2019	GBP	1,701,000	2,171,623	USD	2,154,451	2,154,451	(17,172)
01/31/2019	JPY	2,314,378,763	21,169,239	USD	20,881,310	20,881,310	(287,929)
01/31/2019	USD	10,332,568	10,332,568	AUD	14,418,770	10,162,580	(169,988)
01/31/2019	USD	18,316,215	18,316,215	EUR	16,111,000	18,509,834	193,619
01/31/2019	USD	6,199,846	6,199,846	GBP	4,922,422	6,284,331	84,485
01/31/2019	USD	25,684,835	25,684,835	JPY	2,904,945,063	26,571,051	886,216
02/13/2019	EUR	5,200,000	5,980,309	USD	6,077,450	6,077,450	97,141
02/27/2019	EUR	14,300,000	16,463,830	USD	16,917,386	16,917,386	453,556
02/27/2019	USD	10,158,905	10,158,905	EUR	8,900,000	10,246,720	87,815
03/07/2019	GBP	5,726,000	7,321,895	USD	7,592,945	7,592,945	271,050
03/11/2019	JPY	6,304,800,000	57,846,014	USD	57,304,101	57,304,101	(541,913)
03/13/2019	EUR	6,000,000	6,916,403	USD	7,028,759	7,028,759	112,356
03/20/2019	BRL	18,926,033	4,854,518	USD	4,828,014	4,828,014	(26,504)
03/20/2019	CHF	500,000	512,517	USD	508,878	508,878	(3,639)
03/20/2019	CLP	361,068,163	520,702	USD	533,400	533,400	12,698
03/20/2019	HUF	376,728,665	1,351,949	USD	1,337,974	1,337,974	(13,975)
03/20/2019	IDR	12,537,836,000	864,296	USD	851,000	851,000	(13,296)
03/20/2019	INR	441,252,079	6,266,124	USD	6,039,867	6,039,867	(226,257)
03/20/2019	KRW	11,188,300	10,055	USD	10,000	10,000	(55)
03/20/2019	NOK	12,289,180	1,426,289	USD	1,438,970	1,438,970	12,681
03/20/2019	NZD	26,986,594	18,138,661	USD	18,557,224	18,557,224	418,563
03/20/2019	PHP	4,786,880	90,453	USD	90,000	90,000	(453)
03/20/2019	PLN	37,452	10,027	USD	10,000	10,000	(27)
03/20/2019	RUB	5,580,138	79,250	USD	80,000	80,000	750
03/20/2019	SEK	52,010,390	5,905,934	USD	5,800,848	5,800,848	(105,086)
03/20/2019	SGD	136,964	100,674	USD	100,000	100,000	(674)
03/20/2019	TWD	208,605,561	6,831,672	USD	6,806,755	6,806,755	(24,917)
03/20/2019	USD	9,956,000	9,956,000	AUD	13,983,493	9,862,573	(93,427)
03/20/2019	USD	4,328,064	4,328,063	BRL	16,924,027	4,341,004	12,941
03/20/2019	USD	138,999	138,999	CAD	184,543	135,426	(3,573)
03/20/2019	USD	2,051,146	2,051,146	CLP	1,378,759,760	1,988,332	(62,814)
03/20/2019	USD	140,000	140,000	HUF	39,268,032	140,919	919
03/20/2019	USD	9,251,691	9,251,691	IDR	136,648,645,408	9,419,876	168,185
03/20/2019	USD	385,290	385,290	INR	27,792,114	394,670	9,380
03/20/2019	USD	127,918	127,918	KRW	143,778,182	129,220	1,302
03/20/2019	USD	2,165,475	2,165,475	MXN	44,371,875	2,230,034	64,559
03/20/2019	USD	3,047,402	3,047,402	NOK	25,754,207	2,989,046	(58,356)
03/20/2019	USD	4,192,000	4,192,000	NZD	6,199,317	4,166,784	(25,216)
03/20/2019	USD	1,167,177	1,167,177	PHP	61,893,312	1,169,538	2,361
03/20/2019	USD	140,685	140,685	PLN	527,503	141,222	537

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (Continued) (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	December 31, 2018	Received	Amount	December 31, 2018	Gain/(Loss)
03/20/2019	USD	43,006	$43,006	RUB	2,900,209	$41,189	$(1,817)
03/20/2019	USD	4,370,739	4,370,739	SEK	39,367,255	4,470,268	99,529
03/20/2019	USD	218,813	218,813	SGD	299,118	219,864	1,051
03/20/2019	USD	6,168,821	6,168,821	TWD	188,765,911	6,181,939	13,118
03/20/2019	USD	5,990,748	5,990,748	ZAR	87,156,469	6,000,256	9,508
03/20/2019	ZAR	86,946,641	5,985,811	USD	6,041,895	6,041,895	56,084
03/27/2019	EUR	1,200,000	1,385,017	USD	1,408,713	1,408,713	23,696
04/25/2019	EUR	2,900,000	3,355,610	USD	3,326,413	3,326,413	(29,197)
05/22/2019	EUR	4,800,000	5,567,196	USD	5,498,722	5,498,722	(68,474)
05/22/2019	USD	2,724,134	2,724,134	EUR	2,350,000	2,725,606	1,472
							$1,398,880

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

FUTURES CONTRACTS

					Value &
	Number of				Unrealized
	Contracts		Notional		Appreciation/
Description	Long (Short)	Expiration Date	Amount		(Depreciation)
Amsterdam Exchanges Index	2	January 2019	195,088	EUR	$(2,653)
Australia SPI 200 Index	8	March 2019	1,112,200	AUD	2,381
Australian 3 Year Government Bond	66	March 2019	7,406,020	AUD	14,327
Australian 10 Year Government Bond	20	March 2019	2,653,499	AUD	12,851
Australian Dollar	(12)	March 2019	(846,240)	USD	12,397
* Brent Crude	(2)	January 2019	(107,600)	USD	6,927
* Brent Crude	31	October 2021	1,781,880	USD	(95,129)
British Pound	(21)	March 2019	(1,678,688)	USD	(18,608)
CAC 40 Index	25	January 2019	1,182,125	EUR	(14,841)
Canadian 10 Year Government Bond	15	March 2019	2,051,550	CAD	6,778
Canadian Dollar	(3)	March 2019	(220,530)	USD	904
CBOE Volatility Index	(68)	January 2019	(1,643,900)	USD	(440,517)
* Cocoa	(2)	March 2019	(48,320)	USD	(5,796)
* Coffee 'C'	(6)	March 2019	(229,163)	USD	22,106
* Copper	(2)	March 2019	(131,550)	USD	4,845
* Corn	(22)	March 2019	(412,500)	USD	5,202
* Cotton No. 2	(7)	March 2019	(252,700)	USD	14,463
* Crude Oil	(3)	January 2019	(136,230)	USD	14,513
DAX Index	(1)	March 2019	(264,038)	EUR	5,440
E-mini Dow	2	March 2019	232,680	USD	(3,454)
E-mini Russell 2000 Index	(4)	March 2019	(269,800)	USD	3,027
E-mini S&P 500	168	March 2019	21,043,680	USD	5,769
Euro FX Currency	(11)	March 2019	(1,584,344)	USD	(16,530)
Euro STOXX 50 Index	(309)	March 2019	(9,189,660)	EUR	106,650
Euro STOXX 50 Volatility Index	529	January 2019	1,266,955	EUR	367,997
Euro-Bobl	7	March 2019	927,640	EUR	29
Euro-Bund	(190)	March 2019	(31,072,600)	EUR	(158,080)
Euro-BUXL 30 Year Bond	(11)	March 2019	(1,986,820)	EUR	(32,143)
Euro-OAT	8	March 2019	1,206,400	EUR	(1,751)
FTSE/JSE Top 40 Index	(8)	March 2019	(3,764,640)	ZAR	(9,197)
FTSE 100 Index	27	March 2019	1,797,930	GBP	(9,230)
FTSE 250 Index	13	March 2019	453,986	GBP	(455)
* Gold 100 oz	(3)	February 2019	(384,390)	USD	(18,968)
Hang Seng China Enterprises Index	39	January 2019	19,698,900	HKD	(19,660)
Hang Seng Index	31	January 2019	40,073,700	HKD	(6,474)
* Hard Red Winter Wheat	(7)	March 2019	(171,063)	USD	4,543
IBEX 35 Index	2	January 2019	170,342	EUR	(4,402)
Japanese Yen	(1)	March 2019	(114,638)	USD	(3,564)
KOSPI 200 Index	38	March 2019	2,489,000,000	KRW	(30,504)
* Lean Hogs	(11)	February 2019	(268,290)	USD	4,211
* Live Cattle	5	February 2019	247,750	USD	3,735
* London Metal Exchange Copper	1	January 2019	149,013	USD	(5,490)
* London Metal Exchange Copper	(1)	January 2019	(149,013)	USD	5,335
* London Metal Exchange Copper	(1)	February 2019	(149,194)	USD	5,285
* London Metal Exchange Lead	4	January 2019	201,600	USD	4,588
* London Metal Exchange Lead	(4)	January 2019	(201,600)	USD	(4,312)
* London Metal Exchange Lead	1	February 2019	50,550	USD	(1,165)
* London Metal Exchange Lead	(5)	February 2019	(252,750)	USD	(5,958)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

FUTURES CONTRACTS (Continued)

					Value &
	Number of				Unrealized
	Contracts		Notional		Appreciation/
Description	Long (Short)	Expiration Date	Amount		(Depreciation)
* London Metal Exchange Nickel	4	January 2019	254,940	USD	$(5,472)
* London Metal Exchange Nickel	(4)	January 2019	(254,940)	USD	14,844
* London Metal Exchange Nickel	(4)	February 2019	(255,708)	USD	5,352
* London Metal Exchange Primary Aluminum	6	January 2019	273,413	USD	(17,605)
* London Metal Exchange Primary Aluminum	(6)	January 2019	(273,413)	USD	15,320
* London Metal Exchange Primary Aluminum	(9)	February 2019	(413,156)	USD	22,155
* London Metal Exchange Tin	2	January 2019	195,300	USD	5,399
* London Metal Exchange Tin	(2)	January 2019	(195,300)	USD	(2,856)
* London Metal Exchange Tin	(1)	February 2019	(97,575)	USD	(2,178)
* London Metal Exchange Zinc	3	January 2019	186,188	USD	(9,309)
* London Metal Exchange Zinc	(3)	January 2019	(186,188)	USD	6,141
* London Metal Exchange Zinc	(3)	February 2019	(185,663)	USD	9,329
Long Gilt	(138)	March 2019	(16,997,460)	GBP	(151,440)
* Low Sulphur Gas Oil	(2)	February 2019	(102,250)	USD	821
Mexican Peso	10	March 2019	251,300	USD	3,476
Mini-DAX	21	March 2019	1,108,958	EUR	(22,944)
MSCI Emerging Markets Index	212	March 2019	10,248,080	USD	(63,472)
MSCI Taiwan Stock Index	(77)	January 2019	(2,767,380)	USD	(89,486)
MSCI World Index	(52)	March 2019	(2,804,880)	USD	78,989
NASDAQ 100 E-mini	(11)	March 2019	(1,393,315)	USD	30,443
* Natural Gas	4	January 2019	117,600	USD	(45,410)
New Zealand Dollar	13	March 2019	873,600	USD	(12,184)
* NY Harbor ULSD	(2)	January 2019	(141,070)	USD	8,714
OMXS 30 Index	9	January 2019	1,267,425	SEK	(4,461)
* Palladium	2	March 2019	239,440	USD	21,385
* Platinum	(10)	April 2019	(400,300)	USD	(3,515)
* RBOB Gasoline	(3)	January 2019	(164,065)	USD	17,317
* Red Spring Wheat	(5)	March 2019	(137,250)	USD	7,797
* Robusta Coffee	(18)	March 2019	(274,500)	USD	(260)
S&P/Toronto Stock Exchange 60 Index	8	March 2019	1,371,680	CAD	(20,561)
SGX MSCI Singapore Index	(4)	January 2019	(136,680)	SGD	(870)
SGX Nikkei 225 Index	39	March 2019	388,732,500	JPY	(226,406)
Short Term Euro-BTP	3	March 2019	332,160	EUR	2,208
* Silver	(4)	March 2019	(310,800)	USD	(25,890)
* Soybean	(4)	March 2019	(179,000)	USD	6,138
* Soybean Meal	(8)	March 2019	(247,920)	USD	3,016
* Soybean Oil	(15)	March 2019	(250,650)	USD	10,713
* Sugar No. 11	(12)	February 2019	(161,683)	USD	3,267
U.S. 10 Year Treasury Note	(10)	March 2019	(1,220,156)	USD	(4,427)
U.S. Treasury Long Bond	1	March 2019	146,000	USD	811
Ultra 10 Year U.S. Treasury Note	257	March 2019	33,430,078	USD	1,012,069
* Wheat	(1)	March 2019	(25,163)	USD	372
					$302,752

*	Position held in Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

INTEREST RATE SWAPS *

								Premium
		Payment	Effective	Termination	Notional			Paid	Unrealized
Rate paid [1]	Rate received [1]	Frequency	Date	Date	Amount		Value	(Received)	Gain/(Loss)
GBP LIBOR 6M 1.035%	1.386%	6 Month	9/19/2018	9/19/2023	28,508,926	GBP	$(489,204)	$(81,838)	$(407,366)
HKD HIBOR 3M 2.370%	2.600%	3 Month	3/20/2019	3/20/2022	6,200,000	HKD	8,005	6,322	1,683
HUF BUBOR 6M 0.270%	2.690%	6 Month	3/20/2019	3/20/2029	87,300,000	HUF	10,965	(1,282)	12,247
HUF BUBOR 6M 0.270%	1.500%	6 Month	3/20/2019	3/20/2022	316,200,000	HUF	6,621	4,886	1,735
MXN-TIIE-Banxico 8.590%	8.920%	Monthly	3/20/2019	3/13/2024	150,388,565	MXN	100,721	12,606	88,115
NZD-BBR-FRA 3M 1.970%	2.180%	3 Month	3/20/2019	3/20/2022	7,800,000	NZD	19,624	2,670	16,954
PLN WIBOR 6M 1.690%	2.640%	6 Month	3/20/2019	3/20/2029	5,500,000	PLN	16,687	3,449	13,238
PLN WIBOR 6M 1.690%	2.040%	6 Month	3/20/2019	3/20/2022	20,300,000	PLN	14,822	3,610	11,212
SGD SOR 6M 1.906%	2.340%	6 Month	3/20/2019	3/20/2029	1,600,000	SGD	17,397	8,670	8,727
SGD SOR 6M 1.906%	2.010%	6 Month	3/20/2019	3/20/2022	3,600,000	SGD	14,229	9,525	4,704
2.840%	USD LIBOR 3M 2.808%	3 Month	3/20/2019	3/21/2022	400,000	USD	(3,242)	(36)	(3,206)
8.040%	ZAR JIBAR 3M 7.15%	3 Month	3/20/2019	3/20/2024	272,865,380	ZAR	(242,464)	—	(242,464)
Total of Interest Rate Swaps							$(525,839)	$(31,418)	$(494,421)

INFLATION SWAPS *
								Premium	Value &
		Payment	Effective	Termination	Notional			Paid	Unrealized
Rate paid [1]	Rate received [1]	Frequency	Date	Date	Amount		Value	(Received)	Gain/(Loss)
UK RPI	3.531%	At maturity	11/15/2018	11/15/2028	3,371,500	GBP	(4,481)	(229)	(4,252)
UK RPI	3.468%	At maturity	9/15/2018	9/15/2023	15,086,493	GBP	(46,161)	2,102	(48,263)
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	14,541,873	GBP	(36,641)	(64,600)	27,959
2.279%	US CPI U	At maturity	11/2/2018	11/2/2028	5,615,900	USD	(172,945)	(4,146)	(168,799)
2.203%	US CPI U	At maturity	11/2/2018	11/2/2023	47,638,847	USD	(963,972)	(105,075)	(858,897)
Total of Inflation Swaps							$(1,224,200)	$(171,948)	$(1,052,252)

* Counterparty is J.P. Morgan Investment Bank

1 Floating rate definitions
GBP-LIBOR-BBA - British Pound Sterling  - London Inter-bank Offered Rate
HKD-HIBOR-HKAB  - Hong Kong Inter-bank Offered Rate
HUF-BUBOR-Reuters  - Budapest Inter-Bank Offered Rate
MXN-TIIE-Banxico - The Interbank Equilibrium Interest Rate (TIIE) calculated by Banco de México
NZD-BBR-FRA - New Zealand Dollar floating rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
USD-LIBOR-BBA - U.S. Dollar - London Inter-bank Offered Rate
ZAR-JIBAR-SAFEX - SAFE South Africa Johannesburg Interbank Agreed Rate
UK RPI - United Kingdom Retail Price Index
US CPI U - US Consumer Price Index for Urban Consumers

AUD - Australian Dollar	HUF - Hungarian Forint	PHP - Philippine Peso
BRL - Brazilian Real	IDR - Indonesian Rupiah	PLN - Polish Zloty
CAD - Canadian Dollar	INR - Indian Rupee	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japanese Yen	SEK - Swedish Krona
CLP - Chilean Peso	KRW - South-Korean Won	SGD - Singapore Dollar
EUR - Euro	MXN - Mexican Peso	TWD - Taiwan Dollar
GBP - British Pound	NOK - Norwegian Kroner	USD - US Dollar
HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

TOTAL RETURN SWAPS

Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
1 GSCBFABA Index	GS	Australia 3M Interbank Rate + 0.10% (2.192%)	monthly	10/7/2019	(3,018,370)	AUD	$(8,272)
2 GSCBFCBA Index	GS	CIBOR 3M - 0.40% (1.889%)	monthly	10/4/2019	(3,736,557)	CAD	154,638
3 GSCBFEDU Index	GS	EURIBOR 1M + 0.40% (0.037%)	monthly	9/9/2019	1,842,703	EUR	(21,269)
4 GSCBFERU Index	GS	EURIBOR 1M - 0.37% (-0.733%)	monthly	9/23/2019	(1,245,452)	EUR	49,748
GSCBFERU Index	GS	EURIBOR 1M - 0.40% (-0.763%)	monthly	9/9/2019	(519,024)	EUR	20,732
5 GSCBFGOR Index	GS	USD LIBOR 1M + 0.45% (2.956%)	monthly	10/31/2019	1,864,438	USD	170,016
6 JPCMFBAN Index	JPM	USD LIBOR 1M + 0.70% (3.203%)	monthly	01/23/2019	4,792,390	USD	200,054
7 JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.497%)	monthly	06/25/2019	1,254,181	CHF	145
8 JPEBNK Index	JPM	EURIBOR 1M - 0.40% (-0.763%)	monthly	11/07/2019	(1,726,623)	EUR	2,686
9 JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (2.153%)	monthly	05/08/2019	(2,229,009)	USD	(68,072)
10 JPFCUOIL Index	JPM	USD LIBOR 1M - 0.40% (2.103%)	monthly	01/08/2020	(1,181,642)	USD	(50,229)
11 JPFUAIR_ Index	JPM	USD LIBOR 1M - 1.05% (1.453%)	monthly	06/05/2019	(3,230,584)	USD	(118,299)
12 JPFUBRIK Index	JPM	USD LIBOR 1M - 0.40% (2.103%)	monthly	08/28/2019	(2,167,968)	USD	(146,660)
13 JPFUCLDS Index	JPM	USD LIBOR 1M + 0.15% (2.650%)	monthly	05/08/2019	2,332,928	USD	203,576
14 JPFUECOM Index	JPM	USD LIBOR 1M + 0.40% (2.903%)	monthly	09/25/2019	874,715	USD	65,453
15 JPFUEOIL Index	JPM	EURIBOR 1M + 0.30% (-0.063%)	monthly	08/07/2019	2,668,488	EUR	71,342
16 JPFUEURE Index	JPM	EURIBOR 1M - 1.15% (-1.513%)	monthly	09/25/2019	(932,361)	EUR	(374)
17 JPFUFERL Index	JPM	USD LIBOR 1M + 0.37% (2.870%)	monthly	02/20/2019	3,084,475	USD	101,171
18 JPFUGERE Index	JPM	EURIBOR 1M + 0.20% (-0.163%)	monthly	06/27/2019	3,507,209	EUR	(174,141)
19 JPFUHOUS Index	JPM	USD LIBOR 1M + 0.35% (2.853%)	monthly	01/02/2020	1,607,534	USD	61,848
20 JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.903%)	monthly	07/15/2019	1,897,579	USD	22,612
21 JPFUNORW Index	JPM	NOK NIBOR 1M + 0.36% (1.430%)	monthly	04/17/2019	13,259,213	NOK	56,019
22 JPFUOILL Index	JPM	USD LIBOR 1M + 0.40% (2.903%)	monthly	02/14/2019	2,313,780	USD	72,610
23 JPFUOILS Index	JPM	USD LIBOR 1M - 0.40% (2.103%)	monthly	10/02/2019	(2,165,198)	USD	(56,100)
24 JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (2.003%)	monthly	07/15/2019	(2,239,476)	USD	(2,639)
25 JPFUPULP Index	JPM	EURIBOR 1M + 0.30% (-0.063%)	monthly	01/02/2020	1,484,123	EUR	56,538
26 JPFUREGE Index	JPM	EURIBOR 1M - 0.80% (-1.163%)	monthly	07/02/2019	(2,583,603)	EUR	47,788
27 JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (2.103%)	monthly	07/02/2019	(1,777,583)	USD	(8,780)
28 JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (3.103%)	monthly	07/02/2019	1,577,792	USD	26,904
29 JPFUSWED Index	JPM	SEK STIBOR 1M - 0.61% (-0.904%)	monthly	04/17/2019	(16,011,014)	SEK	(1,105)
30 JPFUUKRE Index	JPM	GBP LIBOR 1M - 1.15% (-0.420%)	monthly	09/25/2019	(457,165)	GBP	(6,469)
31 JPFUUSDI Index	JPM	USD LIBOR 1M + 0.40% (2.903%)	monthly	09/25/2019	905,217	USD	64,629
32 JPFUUSRE Index	JPM	USD LIBOR 1M + 0.35% (2.853%)	monthly	07/02/2019	2,941,484	USD	(21,958)
33 JPJBACBK Index	JPM	JPY LIBOR 1M + 0.20% (0.092%)	monthly	05/21/2019	191,469,752	JPY	(34,121)
34 JPTAOBRL Index	JPM	BRL CDI + 0.50% (6.900%)	monthly	11/13/2019	651,332	BRL	8,377
35 KAAH9 Index	JPM	0%	at maturity	03/21/2019	2,285,703,000	KRW	11,346
36 KEH9 Index	JPM	0%	at maturity	03/21/2019	7,216,063,800	KRW	4,870
37 S5MATR Index	JPM	USD LIBOR 1M - 0.40% (2.103%)	monthly	12/11/2019	(3,768,463)	USD	(151,856)
38 SXPP Index	JPM	EURIBOR 1M - 0.60% (-0.963%)	monthly	01/02/2020	(4,511,616)	EUR	66,945
Total of Total Return Swaps							$669,703

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

[a] Counterparty abbreviations	[b] Floating rate definitions
GS - Goldman Sachs	CIBOR - Canadian Interbank Offered Rate
JPM - J.P. Morgan Investment Bank	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
STIBOR - Stockholm Interbank Offered Rate
BRL-CDI - Brazil Average One-Day Interbank Deposit

[1]	GSCBFABA is a custom basket of Australian bank stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[2]	GSCBFCBA is a custom basket of Canadian bank stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[3]	GSCBFEDU is a custom basket of European utility company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[4]	GSCBFERU is a custom basket of European utility company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[5]	GSCBFGOR is a custom basket of precious metals mining company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[6]	JPCMFBAN is a custom basket of bank stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[7]	JPEBCSMI is a custom basket of Swiss stocks.
[8]	JPEBNK is a custom basket of European bank stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[9]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[10]	JPFCUOIL is a custom basket of American energy company stocks.
[11]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[12]	JPFUBRIK is a custom basket of American retail company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[13]	JPFUCLDS is a custom basket of information technology company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[14]	JPFUECOM is a custom basket of E-commerce company stocks.
[15]	JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[16]	JPFUEURE is a custom basket of European retailer company stocks.
[17]	JPFUFERL is a custom basket of materials company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[18]	JPFUGERE is a custom basket of European real estate company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[19]	JPFUHOUS is a custom basket of Canadian forest products company stocks.
[20]	JPFUMEDA is a custom basket of media company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[21]	JPFUNORW is a custom basket of Norwegian financial company stocks.
[22]	JPFUOILL is a custom basket of oil services company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[23]	JPFUOILS is a custom basket of oilfield service company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[24]	JPFUOMED is a custom basket of media company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[25]	JPFUPULP is a custom basket of forest/paper products company stocks.
[26]	JPFUREGE is a custom basket of European real estate company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[27]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[28]	JPFUSHIP is a custom basket of transportation company stocks.
[29]	JPFUSWED is a custom basket of Swedish financial company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[30]	JPFUUKRE is a custom basket of UK Retail company stocks.
[31]	JPFUUSDI is a custom basket of U.S. discount retailer stocks.
[32]	JPFUUSRE is a custom basket of U.S. real estate company stocks. The components of the basket as of December 31, 2018 are shown on the following pages.
[33]	JPJBACBK is a custom basket of Japanese financial company stocks.
[34]	JPTAOBRL is a custom basket of Brazilian stocks.
[35]	KAAH9 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[36]	KEH9 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[37]	S5MATR - S&P 500 Materials Sector.
[38]	SXPP - STOXX Europe 600 Basic Resources Index.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
 December 31, 2018 (Unaudited)

GSCBFABA Index
Name	Quantity	Value	Weight
Commonwealth Bank of Australia	23,962	$1,221,686	18.38%
Bendigo & Adelaide Bank Ltd	159,217	1,209,954	18.21%
Westpac Banking Corp	61,197	1,079,252	16.24%
Bank of Queensland Ltd	154,926	1,058,408	15.93%
Australia & New Zealand Banking Group Lt	60,641	1,044,674	15.72%
National Australia Bank Ltd	60,840	1,031,390	15.52%
		$6,645,364	100.00%

GSCBFCBA Index
Name	Quantity	Value	Weight
Royal Bank of Canada	16,199	1,111,007	17.35%
Bank of Nova Scotia/The	22,083	1,103,015	17.22%
Toronto-Dominion Bank/The	21,505	1,071,147	16.72%
National Bank of Canada	25,833	1,062,785	16.59%
Canadian Imperial Bank of Commerce	13,810	1,030,682	16.09%
Bank of Montreal	15,684	1,026,759	16.03%
		$6,405,395	100.00%

GSCBFEDU Index
Name	Quantity	Value	Weight
Electricite de France SA	1,380,763	21,821,295	19.66%
Fortum OYJ	901,876	19,727,002	17.78%
Orsted A/S	269,702	18,023,706	16.24%
Naturgy Energy Group SA	410,863	10,473,807	9.44%
Centrica PLC	5,959,354	10,246,514	9.23%
RWE AG	453,299	9,845,062	8.87%
Uniper SE	369,426	9,561,306	8.62%
Verbund AG	140,221	5,980,033	5.39%
CEZ AS	222,578	5,299,115	4.77%
		$110,977,840	100.00%

GSCBFERU Index
Name	Quantity	Value	Weight
Red Electrica Corp SA	547,495	12,223,214	10.77%
Snam SpA	2,750,275	12,028,328	10.60%
Engie SA	810,045	11,618,955	10.23%
E.ON SE	1,115,573	11,021,419	9.71%
Terna Rete Elettrica Nazionale SpA	1,705,393	9,673,332	8.52%
National Grid PLC	894,059	8,708,582	7.67%
Suez	657,084	8,676,271	7.64%
SSE PLC	567,911	7,828,545	6.90%
Endesa SA	258,065	5,949,136	5.24%
United Utilities Group PLC	629,419	5,906,218	5.20%
Enagas SA	205,677	5,561,127	4.90%
Severn Trent PLC	233,368	5,400,229	4.76%
EDP - Energias de Portugal SA	1,512,859	5,282,451	4.65%
Italgas SpA	636,132	3,639,567	3.21%
		$113,517,374	100.00%

GSCBFGOR Index
Name	Quantity	Value	Weight
Franco-Nevada Corp	61,584	4,321,349	39.37%
Wheaton Precious Metals Corp	146,398	2,859,153	26.05%
Royal Gold Inc	31,597	2,706,283	24.65%
Osisko Gold Royalties Ltd	124,170	1,090,213	9.93%
		$10,976,998	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPCMFBAN Index
Name	Quantity	Value	Weight
Bank of America Corp	73,469	$1,810,276	12.90%
Citigroup Inc	23,142	1,204,773	8.58%
US Bancorp	22,394	1,023,406	7.29%
Wells Fargo & Co	18,657	859,714	6.13%
Comerica Inc	11,299	776,128	5.53%
Regions Financial Corp	57,398	767,985	5.47%
Citizens Financial Group Inc	23,244	691,044	4.92%
Fifth Third Bancorp	28,883	679,617	4.84%
SunTrust Banks Inc	13,123	661,924	4.72%
First Republic Bank/CA	7,524	653,836	4.66%
PNC Financial Services Group Inc/The	5,404	631,782	4.50%
KeyCorp	41,247	609,631	4.34%
BB&T Corp	13,812	598,336	4.26%
Huntington Bancshares Inc/OH	49,657	591,911	4.22%
M&T Bank Corp	4,133	591,556	4.22%
Zions Bancorp NA	13,469	548,727	3.91%
Capital One Financial Corp	7,008	529,735	3.77%
Cullen/Frost Bankers Inc	4,232	372,162	2.65%
People’s United Financial Inc	16,251	234,502	1.67%
New York Community Bancorp Inc	21,158	199,097	1.42%
		$14,036,142	100.00%

JPEBNK Index
Name	Quantity	Value	Weight
UBS Group AG	109,479	1,362,919	4.30%
Intesa Sanpaolo SpA	608,633	1,352,079	4.27%
Credit Suisse Group AG	122,870	1,350,222	4.26%
Banco Santander SA	296,102	1,347,234	4.25%
Lloyds Banking Group PLC	2,034,723	1,344,749	4.24%
UniCredit SpA	118,492	1,342,586	4.24%
Banco Bilbao Vizcaya Argentaria SA	251,993	1,337,729	4.22%
BNP Paribas SA	29,464	1,331,974	4.20%
ING Groep NV	122,637	1,321,577	4.17%
HSBC Holdings PLC	160,258	1,321,390	4.17%
Societe Generale SA	41,432	1,320,007	4.16%
Deutsche Bank AG	165,270	1,318,620	4.16%
Nordea Bank Abp	140,656	1,181,470	3.73%
Barclays PLC	594,063	1,139,710	3.60%
Credit Agricole SA	100,080	1,080,787	3.41%
Commerzbank AG	128,087	848,282	2.68%
Swedbank AB	37,321	831,213	2.62%
Banco BPM SpA	345,859	779,496	2.46%
Danske Bank A/S	38,187	754,990	2.38%
CaixaBank SA	197,804	716,723	2.26%
ABN AMRO Group NV	29,249	688,016	2.17%
Royal Bank of Scotland Group PLC	241,765	667,779	2.11%
Standard Chartered PLC	81,234	630,874	1.99%
KBC Group NV	9,522	618,081	1.95%
Skandinaviska Enskilda Banken AB	59,116	573,255	1.81%
Svenska Handelsbanken AB	45,519	503,952	1.59%
Mediobanca Banca di Credito Finanziario	49,857	421,139	1.33%
DNB ASA	24,723	394,864	1.25%
Erste Group Bank AG	11,214	373,052	1.18%
Natixis SA	78,822	371,813	1.17%
Unione di Banche Italiane SpA	116,948	339,243	1.07%
Banco de Sabadell SA	295,255	338,303	1.07%
FinecoBank Banca Fineco SpA	26,951	270,930	0.85%
AIB Group PLC	49,363	208,031	0.66%
BPER Banca	52,985	204,127	0.64%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPEBNK Index (Continued)
Name	Quantity	Value	Weight
Bankinter SA	24,894	$200,073	0.63%
CYBG PLC	84,770	195,785	0.62%
Bank of Ireland Group PLC	35,059	195,128	0.62%
Raiffeisen Bank International AG	6,593	167,609	0.53%
Jyske Bank A/S	4,485	161,813	0.51%
Banca Generali SpA	7,476	155,226	0.49%
Investec PLC	23,370	131,392	0.41%
Banco Comercial Portugues SA	461,624	121,315	0.38%
Aareal Bank AG	3,731	115,322	0.36%
Close Brothers Group PLC	5,006	91,873	0.29%
Metro Bank PLC	4,078	87,990	0.28%
Sydbank A/S	3,570	84,937	0.27%
		$31,695,679	100.00%

JPFCITSV Index
Name	Quantity	Value	Weight
Fujitsu Ltd	10,401	649,431	7.89%
Infosys Ltd	67,663	644,148	7.82%
NTT Data Corp	56,903	625,277	7.59%
Oracle Corp	12,956	584,963	7.10%
International Business Machines Corp	4,634	526,719	6.40%
Hewlett Packard Enterprise Co	38,527	508,946	6.18%
Capgemini SE	4,936	490,702	5.96%
Cognizant Technology Solutions Corp	7,388	469,010	5.70%
Wipro Ltd	78,878	404,644	4.91%
Indra Sistemas SA	41,853	394,701	4.79%
Atos SE	4,594	376,074	4.57%
VMware Inc	2,486	340,900	4.14%
Citrix Systems Inc	3,200	327,825	3.98%
Software AG	8,790	318,009	3.86%
Temenos AG	2,413	289,456	3.52%
Tieto OYJ	10,298	278,077	3.38%
SYNNEX Corp	3,338	269,875	3.28%
Conduent Inc	22,132	235,265	2.86%
Sykes Enterprises Inc	8,241	203,800	2.47%
DXC Technology Co	3,761	199,993	2.43%
TTEC Holdings Inc	3,382	96,613	1.17%
		$8,234,428	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
Gol Linhas Aereas Inteligentes SA	3,909	52,966	5.94%
Azul SA	1,466	40,587	4.55%
Spirit Airlines Inc	648	37,533	4.21%
Air France-KLM	3,357	36,445	4.09%
ANA Holdings Inc	995	35,766	4.01%
Japan Airlines Co Ltd	992	35,204	3.95%
Cathay Pacific Airways Ltd	24,462	34,793	3.90%
AirAsia Group Bhd	46,905	33,697	3.78%
Air Canada	1,762	33,569	3.77%
Qantas Airways Ltd	7,715	31,461	3.53%
Alaska Air Group Inc	514	31,286	3.51%
SAS AB	13,154	30,815	3.46%
International Consolidated Airlines Grou	3,815	30,051	3.37%
Deutsche Lufthansa AG	1,318	29,743	3.34%
Wizz Air Holdings Plc	822	29,362	3.29%
Ryanair Holdings PLC	2,367	29,145	3.27%
Copa Holdings SA	369	29,056	3.26%
Turk Hava Yollari AO	9,462	28,811	3.23%
WestJet Airlines Ltd	2,142	28,297	3.17%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPFUAIR Index (Continued)
Name	Quantity	Value	Weight
United Continental Holdings Inc	337	$28,204	3.16%
Singapore Airlines Ltd	4,048	27,974	3.14%
Delta Air Lines Inc	558	27,859	3.13%
Latam Airlines Group SA	2,677	27,572	3.09%
easyJet PLC	1,769	24,917	2.80%
American Airlines Group Inc	772	24,784	2.78%
Finnair OYJ	2,956	23,986	2.69%
JetBlue Airways Corp	1,487	23,887	2.68%
Southwest Airlines Co	484	22,506	2.52%
Hawaiian Holdings Inc	802	21,182	2.38%
		$891,458	100.00%

JPFUBRIK Index
Name	Quantity	Value	Weight
Walmart Inc	4,567	425,461	5.58%
Foot Locker Inc	6,578	349,954	4.59%
Kroger Co/The	12,258	337,101	4.42%
Gap Inc/The	11,943	307,654	4.03%
Target Corp	4,519	298,687	3.92%
Guess? Inc	14,277	296,530	3.89%
L Brands Inc	11,538	296,183	3.88%
Sally Beauty Holdings Inc	16,882	287,846	3.78%
American Eagle Outfitters Inc	14,866	287,367	3.77%
Kohl’s Corp	4,328	287,145	3.77%
Abercrombie & Fitch Co	14,244	285,590	3.75%
Macy’s Inc	8,861	263,878	3.46%
Ulta Beauty Inc	1,065	260,706	3.42%
Michaels Cos Inc/The	18,753	253,917	3.33%
Nordstrom Inc	5,438	253,486	3.32%
Ralph Lauren Corp	2,450	253,454	3.32%
Carter’s Inc	3,105	253,428	3.32%
Children’s Place Inc/The	2,623	236,287	3.10%
Williams-Sonoma Inc	4,631	233,646	3.06%
Urban Outfitters Inc	7,023	233,178	3.06%
Chico’s FAS Inc	41,232	231,724	3.04%
Dillard’s Inc	3,833	231,139	3.03%
Best Buy Co Inc	4,274	226,338	2.97%
Bed Bath & Beyond Inc	17,982	203,557	2.67%
Tiffany & Co	2,437	196,164	2.57%
Party City Holdco Inc	19,339	192,999	2.53%
Capri Holdings Ltd	4,775	181,058	2.37%
Signet Jewelers Ltd	5,193	164,969	2.16%
Hanesbrands Inc	12,866	161,210	2.11%
Tailored Brands Inc	9,921	135,316	1.78%
		$7,625,972	100.00%

JPFUCLDS Index
Name	Quantity	Value	Weight
Atlassian Corp PLC	9,891	880,127	7.78%
Tableau Software Inc	6,622	794,639	7.02%
Coupa Software Inc	11,642	731,790	6.47%
Apptio Inc	18,526	703,236	6.21%
Workday Inc	4,210	672,283	5.94%
Zendesk Inc	11,474	669,742	5.92%
Veeva Systems Inc	7,310	652,924	5.77%
salesforce.com Inc	4,518	618,847	5.47%
Shopify Inc	4,409	610,442	5.39%
HubSpot Inc	4,824	606,541	5.36%
Microsoft Corp	5,867	595,897	5.27%
ServiceNow Inc	3,253	579,282	5.12%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPFUCLDS Index (Continued)
Name	Quantity	Value	Weight
Amazon.com Inc	378	$567,875	5.02%
Splunk Inc	5,378	563,910	4.98%
Adobe Inc	2,437	551,446	4.87%
Ultimate Software Group Inc/The	2,201	538,882	4.76%
SAP SE	5,077	505,399	4.46%
Tyler Technologies Inc	2,552	474,228	4.19%
		$11,317,490	100.00%

JPFUEOIL Index
Name	Quantity	Value	Weight
BP PLC	147,987	935,485	11.74%
Royal Dutch Shell PLC	30,975	910,049	11.42%
TOTAL SA	16,376	866,050	10.87%
Eni SpA	50,813	800,010	10.04%
Equinor ASA	33,421	709,962	8.91%
OMV AG	15,237	667,440	8.37%
Repsol SA	38,220	616,274	7.73%
Galp Energia SGPS SA	34,305	541,950	6.80%
Lundin Petroleum AB	9,904	246,961	3.10%
DNO ASA	162,086	235,171	2.95%
China Petroleum & Chemical Corp	302,927	216,199	2.71%
Premier Oil PLC	182,637	154,913	1.94%
Hurricane Energy PLC	243,238	136,919	1.72%
Aker BP ASA	5,199	131,028	1.64%
Kosmos Energy Ltd	30,092	122,474	1.54%
Faroe Petroleum PLC	63,993	119,904	1.50%
Ophir Energy PLC	262,053	119,234	1.50%
Gran Tierra Energy Inc	47,393	102,843	1.29%
Gulf Keystone Petroleum Ltd	39,417	90,935	1.14%
Cairn Energy PLC	39,685	75,874	0.95%
EnQuest PLC	253,158	70,834	0.89%
Genel Energy Plc	25,570	57,816	0.73%
Etablissements Maurel et Prom	11,260	41,651	0.52%
		$7,969,976	100.00%

JPFUFERL Index
Name	Quantity	Value	Weight
CF Industries Holdings Inc	6,707	291,808	26.73%
Nutrien Ltd	5,518	259,329	23.75%
Mosaic Co/The	8,870	259,093	23.73%
K+S AG	8,084	145,537	13.33%
Yara International ASA	2,024	78,033	7.15%
OCI NV	2,840	57,934	5.31%
		$1,091,734	100.00%

JPFUGERE Index
Name	Quantity	Value	Weight
Vonovia SE	61,136	2,771,819	25.51%
Deutsche Wohnen SE	47,835	2,191,241	20.17%
Aroundtown SA	222,652	1,840,953	16.94%
LEG Immobilien AG	14,432	1,505,959	13.86%
TAG Immobilien AG	32,640	744,212	6.85%
Grand City Properties SA	23,490	509,760	4.69%
alstria office REIT-AG	27,021	377,521	3.47%
CA Immobilien Anlagen AG	11,361	359,341	3.31%
ADO Properties SA	3,694	192,560	1.77%
TLG Immobilien AG	6,267	173,817	1.60%
Sirius Real Estate Ltd	152,486	116,622	1.07%
ADLER Real Estate AG	5,501	82,018	0.76%
		$10,865,823	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPFUMEDA Index
Name	Quantity	Value	Weight
Facebook Inc	10,882	$1,426,522	18.85%
Tencent Holdings Ltd	33,026	1,303,536	17.22%
Alphabet Inc	1,072	1,120,197	14.80%
Electronic Arts Inc	9,587	756,510	9.99%
Activision Blizzard Inc	15,300	712,521	9.41%
Take-Two Interactive Software Inc	3,994	411,142	5.43%
Chegg Inc	12,614	358,490	4.74%
Ubisoft Entertainment SA	4,261	343,921	4.54%
Capcom Co Ltd	16,986	336,437	4.45%
Momo Inc	12,768	303,240	4.01%
iQIYI Inc	19,913	296,106	3.91%
Match Group Inc	4,694	200,763	2.65%
		$7,569,385	100.00%

JPFUOILL Index
Name	Quantity	Value	Weight
Golar LNG Ltd	344,917	7,505,399	12.69%
Transocean Ltd	1,010,983	7,016,221	11.86%
Tidewater Inc	304,522	5,825,497	9.85%
Ensco PLC	1,617,469	5,758,191	9.73%
Seadrill Ltd	451,436	4,401,501	7.44%
Noble Corp plc	1,192,044	3,123,154	5.28%
Subsea 7 SA	311,496	3,035,059	5.13%
TechnipFMC PLC	142,855	2,797,093	4.73%
National Oilwell Varco Inc	100,731	2,588,790	4.38%
Northern Drilling Ltd	434,731	2,553,134	4.31%
Rowan Cos Plc	275,614	2,312,401	3.91%
Odfjell Drilling Ltd	870,632	2,083,508	3.52%
BW Offshore Ltd	550,306	2,013,569	3.40%
TGS NOPEC Geophysical Co ASA	81,256	1,961,442	3.32%
Oceaneering International Inc	131,452	1,590,569	2.69%
Helix Energy Solutions Group Inc	270,226	1,461,924	2.47%
Shelf Drilling Ltd	260,648	1,310,800	2.21%
CGG SA	763,763	1,011,146	1.71%
Borr Drilling Ltd	327,803	810,986	1.37%
		$59,160,384	100.00%

JPFUOILS Index
Name	Quantity	Value	Weight
Schlumberger Ltd	16,498	595,256	10.37%
Halliburton Co	19,059	506,593	8.83%
ProPetro Holding Corp	30,979	381,657	6.65%
RPC Inc	32,762	323,357	5.63%
Patterson-UTI Energy Inc	30,674	317,479	5.53%
Helmerich & Payne Inc	6,252	299,699	5.22%
Cactus Inc	10,579	289,963	5.05%
Liberty Oilfield Services Inc	21,942	284,145	4.95%
Baker Hughes a GE Co	13,159	282,929	4.93%
Keane Group Inc	33,533	274,300	4.78%
FTS International Inc	37,020	263,212	4.59%
Apergy Corp	8,750	236,949	4.13%
Solaris Oilfield Infrastructure Inc	17,192	207,849	3.62%
Nine Energy Service Inc	8,124	183,114	3.19%
C&J Energy Services Inc	12,851	173,494	3.02%
Nabors Industries Ltd	85,292	170,584	2.97%
Core Laboratories NV	2,793	166,613	2.90%
Mammoth Energy Services Inc	9,105	163,703	2.85%
US Silica Holdings Inc	15,549	158,284	2.76%
Select Energy Services Inc	22,730	143,655	2.50%
Superior Energy Services Inc	38,899	130,313	2.27%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPFUOILS Index (Continued)
Name	Quantity	Value	Weight
Newpark Resources Inc	10,103	$69,405	1.21%
Precision Drilling Corp	34,194	59,484	1.04%
Vallourec SA	31,209	58,096	1.01%
		$5,740,133	100.00%

JPFUOMED Index
Name	Quantity	Value	Weight
Cable One Inc	432	353,894	3.88%
Nexstar Media Group Inc	4,235	333,067	3.65%
Discovery Inc	12,786	316,315	3.47%
Walt Disney Co/The	2,805	307,599	3.37%
Meredith Corp	5,882	305,533	3.35%
Comcast Corp	8,859	301,655	3.30%
Cinemark Holdings Inc	8,362	299,348	3.28%
Charter Communications Inc	1,039	296,153	3.24%
Omnicom Group Inc	3,892	285,068	3.12%
Pearson PLC	23,741	283,963	3.11%
SES SA	14,237	272,441	2.98%
New York Times Co/The	12,217	272,325	2.98%
Viacom Inc	10,325	265,340	2.91%
Sinclair Broadcast Group Inc	10,049	264,683	2.90%
Dentsu Inc	5,913	264,498	2.90%
ViaSat Inc	4,480	264,070	2.89%
Lagardere SCA	10,261	258,748	2.83%
Interpublic Group of Cos Inc/The	12,446	256,762	2.81%
CBS Corp	5,645	246,819	2.70%
Publicis Groupe SA	4,257	244,164	2.68%
DISH Network Corp	9,187	229,388	2.51%
Informa PLC	26,318	211,397	2.32%
Grupo Televisa SAB	16,523	207,857	2.28%
News Corp	18,209	206,675	2.26%
TEGNA Inc	18,641	202,633	2.22%
ITV PLC	124,838	198,654	2.18%
WPP PLC	17,581	189,717	2.08%
AMC Entertainment Holdings Inc	14,008	172,018	1.88%
ProSiebenSat.1 Media SE	9,611	171,144	1.88%
Eutelsat Communications SA	8,571	168,877	1.85%
Gray Television Inc	11,156	164,443	1.80%
Mediaset SpA	44,966	141,303	1.55%
Cineworld Group PLC	41,358	138,743	1.52%
IMAX Corp	6,618	124,479	1.36%
Lions Gate Entertainment Corp	7,479	120,406	1.32%
Gannett Co Inc	12,960	110,545	1.21%
Toho Co Ltd/Tokyo	2,927	106,249	1.16%
Axel Springer SE	1,801	101,874	1.12%
Nippon Television Holdings Inc	6,134	90,447	0.99%
RTL Group SA	1,616	86,401	0.95%
Mediaset Espana Comunicacion SA	12,178	76,566	0.84%
National CineMedia Inc	7,425	48,112	0.53%
Houghton Mifflin Harcourt Co	5,222	46,265	0.51%
Technicolor SA	38,278	41,818	0.46%
Atresmedia Corp de Medios de Comunicacio	4,566	22,811	0.25%
Television Francaise 1	2,629	21,315	0.23%
Metropole Television SA	1,200	19,288	0.21%
Television Broadcasts Ltd	8,891	16,823	0.18%
		$9,128,693	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

JPFUREGE Index
Name	Quantity	Value	Weight
Klepierre SA	46,643	$1,440,098	15.81%
Unibail-Rodamco-Westfield	7,989	1,238,829	13.60%
Deutsche EuroShop AG	39,881	1,157,310	12.71%
Wereldhave NV	26,956	839,355	9.21%
Capital & Counties Properties PLC	243,026	715,857	7.86%
Eurocommercial Properties NV	21,377	660,509	7.25%
Intu Properties PLC	313,504	453,139	4.98%
Lar Espana Real Estate Socimi SA	44,541	380,006	4.17%
Hufvudstaden AB	24,577	378,936	4.16%
Vastned Retail NV	9,391	336,614	3.70%
Mercialys SA	22,542	309,003	3.39%
NewRiver REIT PLC	110,213	297,113	3.26%
Hammerson PLC	69,654	292,443	3.21%
Carmila SA	10,193	188,630	2.07%
Citycon OYJ	82,604	152,776	1.68%
Atrium Ljungberg AB	7,600	130,109	1.43%
Immobiliare Grande Distribuzione SIIQ Sp	14,170	87,339	0.96%
Atrium European Real Estate Ltd	13,456	49,775	0.55%
		$9,107,841	100.00%
JPFUSWED Index
Name	Quantity	Value	Weight
Swedbank AB	216	264,512	27.34%
Skandinaviska Enskilda Banken AB	290	247,224	25.55%
Svenska Handelsbanken AB	2,160	238,603	24.66%
Nordea Bank Abp	554	217,159	22.45%
		$967,498	100.00%

JPFUUSRE Index
Name	Quantity	Value	Weight
American Homes 4 Rent	76,258	1,513,727	14.61%
Invitation Homes Inc	68,556	1,376,600	13.28%
AvalonBay Communities Inc	5,574	970,118	9.36%
Equity Residential	14,549	960,378	9.27%
Essex Property Trust Inc	3,840	941,506	9.09%
Mid-America Apartment Communities Inc	9,810	938,849	9.06%
UDR Inc	21,103	836,100	8.07%
Camden Property Trust	8,175	719,783	6.95%
Apartment Investment & Management Co	16,336	716,813	6.92%
Equity LifeStyle Properties Inc	6,708	651,515	6.29%
Sun Communities Inc	6,312	641,973	6.19%
Preferred Apartment Communities Inc	6,698	94,173	0.91%
		$10,361,535	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
December 31, 2018 (Unaudited)

Assets
Investments, at value (cost $128,386,796)	$129,464,080
Cash	8,129,439
Cash collateral for derivative instruments	24,990,000
Deposits with brokers for derivative instruments	14,935,967
Foreign currency, at value (cost $2,661,654)	2,639,671
Premiums paid for swaps	53,840
Unrealized appreciation on swaps	1,726,621
Unrealized appreciation on forward currency contracts	1,398,880
Receivables:
Investment securities sold	7,686,677
Interest receivable	198,892
Fund shares sold	60,000
Prepaid expenses	16,902
Total Assets	191,300,969

Liabilities
Written options, at value (premiums received $642,061)	620,231
Premiums received from swaps	257,206
Unrealized depreciation on swaps	2,603,591
Payables:
Investment securities purchased	8,063,249
Fund shared redeemed	10,325
Due to Investment Adviser	111,860
Accrued Distribution fees	639
Other accrued expenses	77,766
Total Liabilities	11,744,867

Net Assets	$179,556,102

COMPONENTS OF NET ASSETS
Paid-in capital	$195,957,771
Total distributable earnings	(16,401,669)

Net Assets	$179,556,102

Institutional Class:
Net assets applicable to shares outstanding	$2,888,551
Shares outstanding (unlimited shares authorized with no par value)	333,771
Net Asset Value, Redemption Price and Offering Price Per Share	$8.65

Super Institutional Class:
Net assets applicable to shares outstanding	$176,667,551
Shares outstanding (unlimited shares authorized with no par value)	20,410,454
Net Asset Value, Redemption Price and Offering Price Per Share	$8.66

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income
Interest	$570,028
Total Investment Income	570,028

Expenses
Management fees	818,269
Administration fees	116,489
Transfer agent fees	37,646
Custody fees	32,300
Broker fees	30,384
Legal fees	21,904
Audit fees	12,396
Compliance fees	8,332
Registration fees	6,966
Trustees fees	5,888
Miscellaneous expenses	4,129
Insurance expense	2,197
Reports to shareholders	1,445
Shareholder servicing fees	316
Distribution fees - Advisor Class	89
Total expenses	1,098,750
Less: Expense waived by the Adviser (Note 3)	(113,314)
Net expenses	985,436
Net Investment Loss	(415,408)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11,254,681)
Written options	817,435
Forward currency contracts	10,572,166
Futures contracts	(5,197,550)
Foreign currency	(308,847)
Swap contracts	(3,020,453)
Net realized loss	(8,391,930)
Net change in unrealized appreciation/depreciation on:
Investments	8,282,973
Written options	39,442
Forward currency contracts	(5,125,375)
Futures contracts	1,181,767
Foreign currency	(467)
Translation of assets and liabilities denominated in foreign currency	43,730
Swap contracts	(532,508)
Net change in appreciation/depreciation	3,889,562

Net realized and unrealized loss on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	(4,502,368)

Net Decrease in Net Assets from Operations	$(4,917,776)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statements of Changes in Net Assets

Operations	For the Six Months ended December 31, 2018 (Unaudited)	For the Year ended June 30, 2018
Net investment loss	$(415,408)	$(1,490,667)
Net realized gain (loss) on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	(8,391,930)	8,082,094
Net change in unrealized appreciation/depreciation on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	3,889,562	(1,468,962)
Net increase (decrease) in net assets resulting from operations	(4,917,776)	5,122,465

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Advisor Class	—	(3,177)
Net dividends and distributions to shareholders - Institutional Class	(239,681)	(35,112)
Net dividends and distributions to shareholders - Super Institutional Class	(14,278,182)	(5,794,767)
Net decrease in net assets resulting from distributions paid	(14,517,863)	(5,833,056)*

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class	—	—
Institutional Class	1,628,539 **	365,035
Super Institutional Class	7,190,884	22,569,528
Proceeds from reinvestment of distributions
Advisor Class	—	3,019
Institutional Class	225,637	33,099
Super Institutional Class	14,224,939	5,785,604
Cost of units redeemed
Advisor Class	(102,475)**	—
Institutional Class	(59,033)	(50)
Super Institutional Class	(4,238,046)	(34,185,681)
Net increase (decrease) in net assets from capital transactions	18,870,445	(5,429,446)
Total decrease in net assets	(565,194)	(6,140,037)

Net Assets
Beginning of period	180,121,296	186,261,333
End of period	$179,556,102	$180,121,296 ***

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	—	—
Shares reinvested	—	313
Shares redeemed	(10,848)**	—
Net increase (decrease) in shares outstanding	(10,848)	313

Institutional Class
Shares sold	165,692 **	37,287
Shares reinvested	26,329	3,433
Shares redeemed	(6,666)	(5)
Net increase in shares outstanding	185,355	40,715

Super Institutional Class
Shares sold	783,640	2,285,303
Shares reinvested	1,659,853	599,544
Shares redeemed	(454,639)	(3,489,262)
Net increase (decrease) in shares outstanding	1,988,854	(604,415)

*
Includes net investment income distributions of $1,055, $13,421 and $2,214,979, and net realized gain distributions of $2,122, $21,691 and $3,579,788 for the Advisor, Institutional, and Super Institutional Class respectively.

**
Includes exchange of all shares in Advisor Class to Institutional Class on 10/31/2018.  10,848 shares of Advisor class valued at $102,475 were exchanged for 10,804     shares of the Institutional Class.  See Note 1.

***	Includes accumulated undistributed net investment income of $4,591,370.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months				For the Period
	ended		For the Year	For the Year	July 31, 2015*
	December 31, 2018		ended	ended	through
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$9.69		$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.03)		(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.24)		0.36	0.29	(0.35)
Total from investment operations	(0.27)		0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.77)		(0.12)	(0.04)	—
From net realized gain on investments	—		(0.20)	—	—
Total distributions	(0.77)		(0.32)	(0.04)	—

Net asset value, end of period	$8.65		$9.69	$9.73	$9.56

Total return	-2.73	%(2)	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,889		$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.24	%(3)	1.19%	1.19%	1.55	%(3)
After fees waived by the Adviser (4)	1.11	%(3)	1.06%	1.09%	1.16	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.61	%(3)	-0.97%	-0.97%	-1.44	%(3)
After fees waived by the Adviser (5)	-0.48	%(3)	-0.84%	-0.87%	-1.05	%(3)
Portfolio turnover rate (6)	24	%(2)	11%	4%	54	%(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and December 31, 2018, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18%, 1.18% and 1.21%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07%, 1.05% and 1.08%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses.  For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and December 31, 2018, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96%, -0.96% and -0.58%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85%, -0.83% and -0.45%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the periods presented
	For the Six Months				For the Period
	ended		For the Year	For the Year	July 31, 2015*
	December 31, 2018		ended	ended	through
	(Unaudited)		June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$9.69		$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.02)		(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.24)		0.36	0.29	(0.38)
Total from investment operations	(0.26)		0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.77)		(0.12)	(0.04)
From net realized gain on investments	—		(0.20)	—	—
Total distributions	(0.77)		(0.32)	(0.04)	—

Net asset value, end of period	$8.66		$9.69	$9.73	$9.56

Total return	-2.61	%(2)	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$176,668		$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.21	%(3)	1.19%	1.17%	1.45	%(3)
After fees waived by the Adviser (4)	1.08	%(3)	1.06%	1.06%	1.06	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.58	%(3)	-0.97%	-0.95%	-1.05	%(3)
After fees waived by the Adviser (5)	-0.45	%(3)	-0.84%	-0.84%	-0.66	%(3)
Portfolio turnover rate (6)	24	%(2)	11%	4%	54	%(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and December 31, 2018, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15%, 1.18% and 1.18%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses.  For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and December 31, 2018, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93%, -0.96% and -0.55% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83%, -0.83% and -0.42%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets. On October 31, 2018, all outstanding shares in the Advisor Class were exchanged to the Institutional Class. The Advisor Class is currently closed, but may accept new investments in the future.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2018 the Fund’s investment in the Subsidiary represented 0.56% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(2,973)
Net realized loss	(310,621)
Net change in unrealized appreciation (depreciation)	(562,498)
Net increase in net assets resulting from Operations	$(876,092)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

At December 31, 2018, the investment held in the Subsidiary was $1,014,242; there were $231,408 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 255 futures contracts and 120 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2018:
Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$980,515	$—	$—	$980,515
Purchased Options and Warrants	180,964	7,283,380	—	7,464,344
Short-Term Investments	—	94,561,835	—	94,561,835
United States Treasury Bond	—	26,457,386	—	26,457,386
Total Investments	$1,161,479	$128,302,601	$—	$129,464,080
Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(616,566)	$(3,665)	$—	$(620,231)
Forward Currency Contracts *	—	1,398,880	—	1,398,880
Futures Contracts *	302,752	—	—	302,752
Interest Rate Swaps *	—	(494,421)	—	(494,421)
Inflation Swaps *	—	(1,052,252)	—	(1,052,252)
Total Return Swaps *	—	669,703	—	669,703
Total Other Financial Instruments	$(313,814)	$518,245	$—	$204,431

* Forward Currency Contracts, Total Return Swaps, Inflation Swaps, Interest Rate Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps. Specific types of derivative instruments used by the Fund for the period ended December 31, 2018, include purchased and written options and warrants; forward currency and futures contracts; and interest rate, inflation, and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to another strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2018:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate (3)	$—	$—	$186,574	$1,049,073
Currency	978,505	1,398,880	—	16,777
Equity	111,475	—	1,540,047	600,696
Commodity	67,200	—	—	253,833
Volatility	6,307,164	—	—	—
Total	$7,464,344	$1,398,880	$1,726,621	$1,920,379

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate (3)	$—	$—	$(1,733,247)	$(347,841)
Currency	(3,665)	—	—	(50,886)
Equity	(614,277)	—	(870,344)	(529,070)
Commodity	—	—	—	(249,313)
Volatility	(2,289)	—	—	(440,517)
Total	$(620,231)	$—	$(2,603,591)	$(1,617,627)

(1) Includes purchased options and warrants.

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

(3) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2018:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$(454,395)	$105,453	$—	$767,047	$176,301	$594,406
Commodity	(171,936)	—	—	(126,148)	—	(298,084)
Currency	(952,651)	58,734	10,572,166	(261,848)	—	9,416,401
Equity	(576,182)	653,248	—	(5,576,601)	(3,196,754)	(8,696,289)
Volatility	260,956	—	—	—	—	260,956
Total	$(1,894,208)	$817,435	$10,572,166	$(5,197,550)	$(3,020,453)	$1,277,390

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$—	$—	$823,290	$(1,123,013)	$(299,723)
Currency	666,535	157,867	(5,125,375)	(20,835)	—	(4,321,808)
Equity	(132,150)	(183,906)	—	1,187,094	590,505	1,461,543
Commodity	(215,060)	—	—	(367,265)	—	(582,325)
Volatility	558,973	65,481	—	(440,517)	—	183,937
Total	$878,298	$39,442	$(5,125,375)	$1,181,767	$(532,508)	$(3,558,376)

(1) Includes purchased options and warrants.

(2) Includes inflation risk

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2018 is set forth below:

Derivative Type	Unit of Measure	Average Quantity

Interest rate swap *	Notional Amount	$140,354,981
Total return swaps – Long	Notional Amount	$51,446,648
Total return swaps – Short	Notional Amount	$(27,958,658)
Forward currency contracts	Notional Amount	$496,055,071
Futures – Long	Notional Amount	$(47,940)
Futures – Short	Notional Amount	$33,257
Purchased options and warrants	Contracts	421,982
Purchased binary options	Notional Amount	$11,722
Purchased currency options	Notional Amount	$392,279
Written options	Contracts	(1,277)
Written currency options	Notional Amount	$(92,685)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2018:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options
and Warrants
Goldman Sachs	$964,789	$—	$964,789	$—	$—	$964,789
HSBC Bank Plc	742,450	—	742,450	—	—	742,450
J.P. Morgan Chase	4,068,611	—	4,068,611	(3,665)	—	4,064,946
Morgan Stanley	1,217,188	—	1,217,188	(616,566)	—	600,622
Societe Generale	471,306	—	471,306	—	—	471,306

Futures Contracts (2)
Morgan Stanley	1,920,379	(1,617,627)	302,752	—	—	302,752

Forward Contracts
J.P. Morgan Chase	3,371,317	(1,972,437)	1,398,880	—	—	1,398,880

Swaps Contracts
Goldman Sachs	395,134	—	395,134	(29,541)	—	365,593
J.P. Morgan Chase	1,331,487	—	1,331,487	(1,331,487)	—	—
	$14,482,661	$(3,590,064)	$10,892,597	$(1,981,259)	$—	$8,911,338

Liabilities:
Written Options
J.P. Morgan Chase	$(3,665)	$—	$(3,665)	$3,665	$—	$—
Morgan Stanley	(616,566)	—	(616,566)	616,566	—	—

Futures Contracts (2)
Morgan Stanley	(1,617,627)	1,617,627	—	—	—	—

Forward Contracts
J.P. Morgan Chase	(1,972,437)	1,972,437	—	—	—	—

Swaps Contracts
Goldman Sachs	(29,541)	—	(29,541)	29,541	—	—
J.P. Morgan Chase	(2,574,050)	—	(2,574,050)	1,331,487	1,242,563	—
	$(6,813,886)	$3,590,064	$(3,223,822)	$1,981,259	$1,242,563	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2018, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g)Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of December 31, 2018, the tax years ended June 30, 2018, June 30, 2017 and tax period ended June 30, 2016 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At December 31, 2018, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2018, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$24,990,000	$4,108,175
Morgan Stanley	—	10,827,792
Total	$24,990,000	$14,935,967

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2018, the Fund held $7,879,439 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $3,858,175 as deposits with broker at J.P. Morgan Chase and $10,577,792 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding shareholder servicing fees, taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2018, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$112,483	June 30, 2019
215,730	June 30, 2020
230,181	June 30, 2021
113,314	December 31, 2021
$671,708

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and transfer agent. U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter. Fees paid to Fund Services and Fund Services affiliates during the period ended December 31, 2018 were as follows:

Administration	$116,489
Custody	$32,300
Transfer Agency	$37,646
Chief Compliance Officer	$8,332

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

At December 31, 2018, the Fund had payables due to Fund Services and Fund Services affiliates for administration, compliance, transfer agent and custody fees in the following amounts:

Administration	$30,956
Custody	$19,046
Transfer Agency	$10,612
Chief Compliance Officer	$—

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $5,888 for their services and reimbursement of travel expenses during the period ended December 31, 2018. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Advisor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Advisor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Advisor Class shares’ average daily net assets. The Fund paid $89 in distribution fees for the period ended December 31, 2018.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2018, were as follows:

Purchases	$54,187,016
Sales	$40,692,512

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

Note 6 – Federal Income Tax Information

At June 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of
Investments	$151,010,897	$(82,561)	$930,868	$6,579,194	$(816,359)	$(344,462)	$157,277,577
Unrealized
Appreciation	60,047	—	7,759	—	—	—	67,806
Unrealized
Depreciation	(7,367,505)	(4,194)	(74,265)	(54,939)	(62,656)	—	(7,563,559)
Net
unrealized
appreciation
(depreciation)	(7,307,458)	(4,194)	(66,506)	(54,939)	(62,656)	—	(7,495,753)

Undistributed
Ordinary
Income	10,927,871	—	—	—	—	—	10,927,871
Other
accumulated
gain/(loss)	(398,149)	—	—	—	—	—	(398,149)
Total
accumulated
gain/(loss)	$3,222,264	$(4,194)	$(66,506)	$(54,939)	$(62,656)	$—	$3,033,969

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2018, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid In Capital
$ 6,239,014	$ (5,829,708)	$ (409,306)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2018 (Unaudited)

The tax character of distributions paid during the six months ended December 31, 2018, and the year ended June 30, 2018 were as follows:

Distributions Paid From:	Six Months ended December 31, 2018	Year ended June 30, 2018
Ordinary Income	$14,517,863	$3,834,533
Long-Term Capital Gains	—	1,998,523
Total Distributions Paid	$14,517,863	$5,833,056

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Fund deferred, on a tax basis, post-October losses of $335,979.

Note 7 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2018 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 9 – New Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2018 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement
At a meeting held on August 21 and 22, 2018, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (“Fulcrum” or the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●     In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Fulcrum, including information regarding its compliance program, chief compliance officer and compliance record, and its disaster recovery/business continuity plan. The Board also considered the prior relationship between Fulcrum and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Fulcrum had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2018 (Unaudited) (Continued)

●     In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable account managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group median/average as of June 30, 2018, and outperformed the USD Libor 3-Month Rate for the one-year period as of March 31, 2018, but underperformed the USD Libor 3-Month Rate since inception and the Adviser’s comparable account. The Board also considered that the Fund had recently achieved its first three years of performance since inception. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

●    The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Fulcrum were fair and reasonable.

●     The Trustees considered Fulcrum’s assertion that, through a competitively priced advisory fee and Fulcrum’s commitment to limit Fund expenses, economies of scale, if and when achieved, will be shared with the Fund. The Trustees considered the asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved and whether they are being shared with the Fund and its shareholders.

●     The Trustees considered the profitability of Fulcrum from managing the Fund. In assessing Fulcrum’s profitability, the Trustees reviewed Fulcrum’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Fulcrum from managing the Fund. The Trustees concluded that Fulcrum’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Fulcrum appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●      Information we receive about you on applications or other forms;

●      Information you give us orally; and/or

●     Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date   March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date  March 7, 2019

By  /s/ Russel B. Simon
                  Russell B. Simon, Treasurer

Date  March 7, 2019